Financial Instruments-Risk Management - Summary of Risk Categories of Borrower Internal Grades (Detail) $ in Millions		Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		95
Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		90
Investment grade [member] | Equivalent external rating standard and poors BBB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		87
Investment grade [member] | Equivalent external rating standard and poors BBB [member]
Disclosure of internal credit grades [line items]
Internal grade rating		85
Investment grade [member] | Equivalent external rating standard and poors BBB minus[member]
Disclosure of internal credit grades [line items]
Internal grade rating		83
Non investment grade [member] | Equivalent external rating standard and poors BB plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		80
Non investment grade [member] | Equivalent external rating standard and poors BB [member]
Disclosure of internal credit grades [line items]
Internal grade rating		77
Non investment grade [member] | Equivalent external rating standard and poors BB minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		75
Non investment grade [member] | Equivalent external rating standard and poors-B plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		73
Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		70
Watch list [member]
Disclosure of internal credit grades [line items]
Internal grade rating		30
Watch list [member] | Equivalent external rating standard and poors CCC plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		65
Watch list [member] | Equivalent external rating standard and poors CCC [member]
Disclosure of internal credit grades [line items]
Internal grade rating		60
Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member]
Disclosure of internal credit grades [line items]
Internal grade rating		40
Default [member]
Disclosure of internal credit grades [line items]
Internal grade rating		21
Non retail [member] | IRB portfolio [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	[1],[2]	$ 484,741
Credit risk exposure at default undrawn commitments	[1],[2]	96,442
Credit risk exposure at default other exposure	[1],[2],[3]	118,781
Credit risk exposure default amount	[1],[2]	699,964
Non retail [member] | IRB portfolio [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		$ 725,004
Non retail [member] | IRB portfolio [member] | Excluding residential mortgages [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	[1],[2]	428,300
Credit risk exposure at default undrawn commitments	[1],[2]	96,442
Credit risk exposure at default other exposure	[1],[2],[3]	118,781
Credit risk exposure default amount	[1],[2]	643,523
Non retail [member] | IRB portfolio [member] | Excluding residential mortgages [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		653,137
Non retail [member] | IRB portfolio [member] | Government guaranteed residential mortgages [Member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	[1],[2],[4]	56,441
Credit risk exposure default amount	[1],[2],[4]	56,441
Non retail [member] | IRB portfolio [member] | Government guaranteed residential mortgages [Member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1],[4]		71,867
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure at default drawn	[1],[2]	143,049
Credit risk exposure at default undrawn commitments	[1],[2]	1,285
Credit risk exposure at default other exposure	[1],[2],[3]	27,321
Credit risk exposure default amount	[1],[2]	$ 171,655
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		138,564
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	95
Credit risk exposure at default drawn	[1],[2]	$ 35,677
Credit risk exposure at default undrawn commitments	[1],[2]	10,716
Credit risk exposure at default other exposure	[1],[2],[3]	21,186
Credit risk exposure default amount	[1],[2]	$ 67,579
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AA to A plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		70,575
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	90
Credit risk exposure at default drawn	[1],[2]	$ 24,561
Credit risk exposure at default undrawn commitments	[1],[2]	13,302
Credit risk exposure at default other exposure	[1],[2],[3]	25,381
Credit risk exposure default amount	[1],[2]	$ 63,244
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors-A to-A minus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		78,215
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	87
Credit risk exposure at default drawn	[1],[2]	$ 36,090
Credit risk exposure at default undrawn commitments	[1],[2]	16,675
Credit risk exposure at default other exposure	[1],[2],[3]	16,517
Credit risk exposure default amount	[1],[2]	$ 69,282
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		85,188
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	85
Credit risk exposure at default drawn	[1],[2]	$ 34,443
Credit risk exposure at default undrawn commitments	[1],[2]	14,386
Credit risk exposure at default other exposure	[1],[2],[3]	9,876
Credit risk exposure default amount	[1],[2]	$ 58,705
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		73,091
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	83
Credit risk exposure at default drawn	[1],[2]	$ 54,334
Credit risk exposure at default undrawn commitments	[1],[2]	16,342
Credit risk exposure at default other exposure	[1],[2],[3]	6,967
Credit risk exposure default amount	[1],[2]	$ 77,643
Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors BBB minus[member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		78,869
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	80
Credit risk exposure at default drawn	[1],[2]	$ 40,535
Credit risk exposure at default undrawn commitments	[1],[2]	10,389
Credit risk exposure at default other exposure	[1],[2],[3]	4,044
Credit risk exposure default amount	[1],[2]	$ 54,968
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		52,857
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	77
Credit risk exposure at default drawn	[1],[2]	$ 27,155
Credit risk exposure at default undrawn commitments	[1],[2]	6,336
Credit risk exposure at default other exposure	[1],[2],[3]	3,673
Credit risk exposure default amount	[1],[2]	$ 37,164
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		36,288
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	75
Credit risk exposure at default drawn	[1],[2]	$ 18,824
Credit risk exposure at default undrawn commitments	[1],[2]	4,769
Credit risk exposure at default other exposure	[1],[2],[3]	2,698
Credit risk exposure default amount	[1],[2]	$ 26,291
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors BB minus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		25,712
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	73
Credit risk exposure at default drawn	[1],[2]	$ 8,022
Credit risk exposure at default undrawn commitments	[1],[2]	1,542
Credit risk exposure at default other exposure	[1],[2],[3]	451
Credit risk exposure default amount	[1],[2]	$ 10,015
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		7,848
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	70
Credit risk exposure at default drawn	[1],[2]	$ 2,481
Credit risk exposure at default undrawn commitments	[1],[2]	452
Credit risk exposure at default other exposure	[1],[2],[3]	293
Credit risk exposure default amount	[1],[2]	$ 3,226
Non retail [member] | IRB portfolio [member] | Non investment grade [member] | Equivalent external rating standard and poors-B to-B minus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		2,592
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	65
Credit risk exposure at default drawn	[1],[2]	$ 775
Credit risk exposure at default undrawn commitments	[1],[2]	126
Credit risk exposure at default other exposure	[1],[2],[3]	307
Credit risk exposure default amount	[1],[2]	$ 1,208
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC plus [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		395
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	60
Credit risk exposure at default drawn	[1],[2]	$ 1,137
Credit risk exposure at default undrawn commitments	[1],[2]	79
Credit risk exposure at default other exposure	[1],[2],[3]	9
Credit risk exposure default amount	[1],[2]	$ 1,225
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		788
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	40
Credit risk exposure at default drawn	[1],[2]	$ 165
Credit risk exposure at default undrawn commitments	[1],[2]	17
Credit risk exposure at default other exposure	[1],[2],[3]	21
Credit risk exposure default amount	[1],[2]	$ 203
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors CCC- to CC [Member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		881
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors default [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	30
Credit risk exposure at default drawn	[1],[2]	$ 100
Credit risk exposure at default undrawn commitments	[1],[2]	5
Credit risk exposure at default other exposure	[1],[2],[3]	1
Credit risk exposure default amount	[1],[2]	$ 106
Non retail [member] | IRB portfolio [member] | Watch list [member] | Equivalent external rating standard and poors default [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		54
Non retail [member] | IRB portfolio [member] | Default [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	21
Credit risk exposure at default drawn	[1],[2]	$ 952
Credit risk exposure at default undrawn commitments	[1],[2]	21
Credit risk exposure at default other exposure	[1],[2],[3]	36
Credit risk exposure default amount	[1],[2]	$ 1,009
Non retail [member] | IRB portfolio [member] | Default [member] | Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Credit risk exposure default amount	[1]		$ 1,220
Top of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		99
Top of range [member] | Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	99
Bottom of range [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member]
Disclosure of internal credit grades [line items]
Internal grade rating		98
Bottom of range [member] | Non retail [member] | IRB portfolio [member] | Investment grade [member] | Equivalent external rating standard and poors AAA to AA plus [member] | Revised Basel Three Norms [Member]
Disclosure of internal credit grades [line items]
Internal grade rating	[1],[2]	98

[1]	After credit risk mitigation.
[2]	Regulatory amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in 2022.
[3]	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantees, securitizations (excluding first loss protection), derivatives and repo-style transactions (reverse repurchase agreements, repurchase agreements and securities lending and borrowing), net of related collateral.
[4]	These exposures are classified as sovereign exposures and are included in the non-retail category.